Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2018	2017	2016
U.S.	$235,120	$246,131	$218,810
Foreign	8,216	12,899	12,713
Total income before income taxes	$243,336	$259,030	$231,523

Summary of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Current:
Federal	$(17,584)	$318	$(9,695)
State	(6,783)	1,420	2,510
	(24,367)	1,738	(7,185)
Deferred:
Federal	58,136	60,662	66,037
State	10,222	735	(268)
	68,358	61,397	65,769
Total income tax expense from continuing operations	43,991	63,135	58,584
Discontinued operations	—	—	19,884
Total income tax expense	$43,991	$63,135	$78,468
Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Current:
Federal	$(13,476)	$(1,316)	$541
State	(3,219)	2,965	5,748
Foreign	2,563	5,203	4,298
	(14,132)	6,852	10,587
Deferred:
Federal	67,784	58,443	68,270
State	8,901	1,837	140
Foreign	(869)	(2,044)	(529)
	75,816	58,236	67,881
Total income tax expense	$61,684	$65,088	$78,468

Significant Components of Deferred Income Tax Expense (Benefit)
Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Deferred federal and state:
Property-related items	$67,576	$49,129	$72,811
Purchased gas cost adjustments	(3,507)	8,500	361
Employee benefits	2,156	(5,707)	(139)
Regulatory Adjustments	2,412	14,401	6,322
All other deferred	334	(4,197)	(12,748)
Total deferred federal and state	68,971	62,126	66,607
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	$68,358	$61,397	$65,769
Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Deferred federal and state:
Property-related items	$94,899	$44,516	$76,217
Purchased gas cost adjustments	(3,507)	8,500	361
Employee benefits	(7,334)	(2,517)	(1,327)
Regulatory Adjustments	2,412	14,401	6,322
All other deferred	(10,041)	(5,935)	(12,854)
Total deferred federal and state	76,429	58,965	68,719
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	$75,816	$58,236	$67,881

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2018, 2017, and 2016 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2018	2017	2016
U.S. federal statutory income tax rate	21.0%	35.0%	35.0%
Net state taxes	2.1	0.6	0.8
Tax credits	(0.4)	(0.4)	(0.5)
Company owned life insurance	0.3	(1.7)	(1.5)
Change in U.S. Federal Income Tax Rate	—	(3.6)	—
All other differences	1.1	(1.2)	(0.9)
Effective income tax rate from continuing operations	24.1%	28.7%	32.9%
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2018, 2017, and 2016 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2018	2017	2016
U.S. federal statutory income tax rate	21.0%	35.0%	35.0%
Net state taxes	2.9	1.1	1.4
Tax credits	(0.3)	(0.4)	(0.4)
Company owned life insurance	0.1	(1.6)	(1.2)
Change in U.S. Federal Income Tax Rate	—	(7.8)	—
All other differences	1.6	(1.2)	(0.9)
Consolidated effective income tax rate	25.3%	25.1%	33.9%

Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2018	2017
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,791	$98,912
Employee benefits	17,337	18,707
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	4,557	10,070
Interest rate swap	2,235	3,037
Other	9,386	8,820
Valuation allowance	(37)	(58)
	160,872	143,878
Deferred tax liabilities:
Property-related items, including accelerated depreciation	614,205	561,493
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Other	27,550	17,200
	651,330	589,121
Net deferred tax liabilities	$490,458	$445,243
Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2018	2017
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,791	$98,912
Employee benefits	39,215	31,323
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	13,125	11,460
Interest rate swap	2,235	3,037
Other	17,215	13,870
Valuation allowance	(1,132)	(728)
	198,052	162,264
Deferred tax liabilities:
Property-related items, including accelerated depreciation	678,307	598,371
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Intangibles	7,807	7,656
Other	30,300	21,289
	725,989	637,744
Net noncurrent deferred tax liabilities	$527,937	$475,480

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2018	2017
Unrecognized tax benefits at beginning of year	$1,069	$903
Gross increases – tax positions in prior period	—	67
Gross decreases – tax positions in prior period	98	—
Gross increases – current period tax positions	—	99
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$971	$1,069
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2018	2017
Unrecognized tax benefits at beginning of year	$1,430	$1,231
Gross increases – tax positions in prior period	—	100
Gross decreases – tax positions in prior period	459	—
Gross increases – current period tax positions	—	99
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$971	$1,430

Summary of Income Before Taxes for Continuing and Discontinued Operations
The following is a summary of income before taxes for continuing and discontinued operations (refer to Note 1 - Background, Organization, and Summary of Significant Accounting Policies) (thousands of dollars):

Year ended December 31,	2018	2017	2016
Income from continuing operations before income taxes	$182,833	$219,953	$178,007
Income from discontinued operations before income taxes	—	—	53,516
Total income before income taxes	$182,833	$219,953	$231,523